UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 91.73%		$591,492,263
(Cost $486,484,877)

Aerospace & Defense 3.04%		19,579,560
United Technologies Corp.	326,000	19,579,560

Asset Management & Custody Banks 6.68%		43,102,600
Bank of New York Mellon Corp.	325,000	10,588,500
Federated Investors, Inc. (Class B)	200,000	5,770,000
SEI Investments Co.	150,000	3,330,000
State Street Corp.	270,000	15,357,600
T. Rowe Price Group, Inc.	150,000	8,056,500

Auto Parts & Equipment 1.41%		9,099,000
Johnson Controls, Inc.	300,000	9,099,000

Communications Equipment 3.23%		20,817,917
Cisco Systems, Inc. (I)	922,780	20,817,917

Computer Hardware 6.10%		39,357,148
Apple, Inc. (I)	65,000	7,387,900
Hewlett-Packard Co.	207,500	9,594,800
International Business Machines Corp.	191,300	22,374,448

Data Processing & Outsourced Services 2.02%		13,021,308
Automatic Data Processing, Inc.	304,592	13,021,308

Distillers & Vintners 1.60%		10,329,000
Diageo PLC, ADR	150,000	10,329,000

Diversified Chemicals 0.99%		6,415,200
PPG Industries, Inc.	110,000	6,415,200

Diversified Financial Services 1.88%		12,142,000
JPMorgan Chase & Co.	260,000	12,142,000

Drug Retail 2.09%		13,464,000
CVS Caremark Corp.	400,000	13,464,000

Electric Utilities 1.71%		11,015,700
FPL Group, Inc.	219,000	11,015,700

Electrical Components & Equipment 1.57%		10,156,710
Emerson Electric Co.	249,000	10,156,710

Footwear 1.56%		10,035,000
NIKE, Inc. (Class B)	150,000	10,035,000

General Merchandise Stores 0.95%		6,131,250
Target Corp.	125,000	6,131,250

Health Care Equipment 3.26%		21,000,400
Becton, Dickinson & Co.	85,000	6,822,100
Medtronic, Inc.	283,000	14,178,300

Household Products 1.89%		12,165,086
Procter & Gamble Co.	174,560	12,165,086

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Hypermarkets & Super Centers 2.41%		$15,571,400
Wal-Mart Stores, Inc.	260,000	15,571,400

Industrial Conglomerates 3.77%		24,306,675
3M Co.	125,000	8,538,750
General Electric Co.	618,350	15,767,925

Industrial Gases 1.07%		6,872,692
Praxair, Inc.	95,800	6,872,692

Industrial Machinery 2.97%		19,163,750
Danaher Corp.	100,000	6,940,000
Illinois Tool Works, Inc.	275,000	12,223,750

Integrated Oil & Gas 6.58%		42,445,008
Chevron Corp.	160,100	13,205,048
Exxon Mobil Corp.	260,872	20,259,320
Total SA, ADR	148,000	8,980,640

Integrated Telecommunication Services 0.65%		4,188,000
AT&T, Inc.	150,000	4,188,000

Internet Software & Services 0.50%		3,204,160
Google, Inc. (Class A) (I)	8,000	3,204,160

Multi-Line Insurance 2.08%		13,440,000
MetLife, Inc.	240,000	13,440,000

Oil & Gas Equipment & Services 1.84%		11,869,680
Schlumberger, Ltd.	152,000	11,869,680

Oil & Gas Exploration & Production 2.50%		16,108,560
Apache Corp.	102,000	10,636,560
Devon Energy Corp.	60,000	5,472,000

Personal Products 2.58%		16,628,000
Avon Products, Inc.	400,000	16,628,000

Pharmaceuticals 9.58%		61,768,582
Abbott Laboratories	396,700	22,841,986
Johnson & Johnson	264,450	18,321,096
Teva Pharmaceutical Industries, Ltd., ADR	450,000	20,605,500

Publishing 1.23%		7,902,500
McGraw-Hill Cos., Inc.	250,000	7,902,500

Regional Banks 3.01%		19,408,800
BB&T Corp.	167,000	6,312,600
Fifth Third Bancorp	420,000	4,998,000
SunTrust Banks, Inc.	180,000	8,098,200

Semiconductors 1.95%		12,547,740
Linear Technology Corp.	200,000	6,132,000
Microchip Technology, Inc.	218,000	6,415,740

Soft Drinks 2.65%		17,092,328
PepsiCo, Inc.	239,825	17,092,328

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer				Shares	Value

Steel 0.59%					$3,792,000
Nucor Corp.				96,000	3,792,000

Systems Software 3.90%					25,130,704
Microsoft Corp.				523,050	13,960,204
Oracle Corp. (I)				550,000	11,170,500

Tobacco 1.89%					12,219,805
Philip Morris International, Inc.				254,050	12,219,805

Units 1.10%					$7,070,000
(Cost $8,315,355)

Hotels, Resorts & Cruise Lines 1.10%					7,070,000
Carnival Corp.				200,000	7,070,000

	Interest	Maturity	Credit	Par value
Issuer, description, maturity date	rate	date	rating (A)	(000)	Value

Short-term investments 8.23%					$53,066,170
(Cost $52,886,289)

U.S. Government Agency 2.37%					15,301,170
United States Treasury Notes	3.375%(Y)	06/30/2013	AAA	$15,000	15,301,170

Joint Repurchase Agreement 5.86%					37,765,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $37,765,105 on 10-1-08, collateralized by $22,819,007 U.S. Treasury Inflation Indexed Bond 3.875% on 4-
15-29 (valued at $38,520,300 including interest).				$37,765	37,765,000

Total investments (Cost $547,686,521)† 101.06%					$651,628,433

Other assets and liabilities, net (1.06%)					($6,853,275)

Total net assets 100.00%					$644,775,158

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(Y) Represents current yield as of September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $547,686,521. Net unrealized appreciation aggregated $103,941,912, of which $138,709,782 related to appreciated investment securities and $34,767,870 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$598,562,263	-
Level 2 – Other Significant Observable Inputs	53,066,170	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$651,628,433	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 12.29%					$102,951,135
(Cost $112,055,532)

Airlines 0.19%					1,551,994
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821%	08/10/22	A-	1,870	1,551,994

Auto Parts & Equipment 0.10%					870,000
Allison Transmission, Inc.,
Gtd Sr Note (L)(S)	11.000	11/01/15	B-	1,000	870,000

Broadcasting & Cable TV 0.82%					6,833,801
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	2,000	2,097,580
Comcast Cable Communications, LLC,
Gtd Sr Note	6.200	11/15/08	BBB+	1,000	1,000,501
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	BBB+	4,000	3,735,720

Casinos & Gaming 0.08%					670,000
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	B-	1,000	670,000

Computer Hardware 0.57%					4,804,390
Hewlett-Packard Co.,
Sr Note	4.500	03/01/13	A	5,000	4,804,390

Consumer Electronics 0.57%					4,801,175
Koninklijke (Royal) Philips Electronics N.V.,
Sr Note	5.750	03/11/18	A-	5,000	4,801,175

Consumer Finance 0.16%					1,360,000
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	2,000	1,360,000

Deparment Stores 0.11%					948,196
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	1,000	948,196

Diversified Financial Services 0.28%					2,359,251
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	700	556,378
General Electric Capital Corp.,
Sr Note Ser A	6.125	02/22/11	AAA	1,000	993,701
Subordinated Debt (6.375% to 11/15/17 then
variable)	6.375	11/15/67	AA+	1,000	809,172

Electric Utilities 2.28%					19,055,816
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	BB+	1,736	1,822,313
Appalachian Power Co.,
Sr Note	4.950	02/01/15	BBB	3,000	2,707,389
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB-	904	966,439
Duke Capital LLC,
Sr Note	5.668	08/15/14	BBB	5,000	4,778,810

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Duke Energy Carolinas LLC,
1st Ref Mtg	5.250	01/15/18	A	1,000	945,410
Florida Power Corp.,
1st Ref Mtg	5.800	09/15/17	A-	1,205	1,177,466
	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities (continued)
Kansas City Power & Light Co.,
Sr Note	6.500	11/15/11	BBB	1,000	1,007,570
Oncor Electric Delivery,
Bond (S)	5.950	09/01/13	BBB+	1,000	924,620
Pacific Gas & Electric Co.,
Sr Note	5.625	11/30/17	BBB+	5,000	4,725,800

Food Distributors 0.45%					3,734,980
Kraft Foods, Inc.,
Sr Note	6.125	08/23/18	BBB+	4,000	3,734,980

Health Care Distributors 0.05%					375,437
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	380	375,437

Health Care Services 0.11%					955,980
UnitedHealth Group, Inc.,
Sr Note	5.500	11/15/12	A-	1,000	955,980

Household Products 0.67%					5,580,450
Clorox Co.,
Sr Note	5.000	03/01/13	BBB+	5,000	4,855,450
Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500	02/15/15	B-	1,000	725,000

Industrial Conglomerates 0.11%					950,000
Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10/17/17	BB-	1,000	950,000

Integrated Telecommunication Services 0.55%					4,608,000
Verizon Communications, Inc.,
Sr Note	5.550	02/15/16	A	5,000	4,608,000

Investment Banking & Brokerage 0.92%					7,709,701
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	AA-	1,000	962,375
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	A+	1,000	667,590
JPMorgan Chase & Co.,
Subordinated Debt	5.250	05/01/15	A+	2,000	1,838,122
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	A-	1,000	840,479
Morgan Stanley,
Sr Note	6.000	04/28/15	A+	5,000	3,401,135

Life & Health Insurance 0.40%					3,310,108
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	A+	3,500	3,310,108

Multi-Line Insurance 0.12%					1,003,894
American International Group,
Sr Note	5.850	01/16/18	A-	2,000	1,003,894

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Multi-Utilities 0.26%					2,201,480
CalEnergy Co., Inc.,
Sr Bond	8.480	09/15/28	BBB+	2,000	2,201,480

Oil & Gas Drilling 0.13%					1,054,946
Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05/01/12	BBB+	1,000	1,054,946

Oil & Gas Exploration & Production 0.53%					4,419,685
XTO Energy, Inc.,
Subordinated Debt	5.500	06/15/18	BBB	5,000	4,419,685

Oil & Gas Storage & Transportation 0.65%					5,416,195
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	BBB	14	13,361
Sr Bond	5.950	02/15/18	BBB	5,000	4,453,705
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	1,000	949,129

Paper Products 0.47%					3,930,444
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	4,000	3,930,444

Pharmaceuticals 0.45%					3,782,529
Abbott Laboratories,
Sr Note	5.600	11/30/17	AA	1,000	969,303
Schering-Plough Corp.,
Sr Note	6.000	09/15/17	A-	3,000	2,813,226

Publishing 0.03%					272,500
Idearc, Inc.,
Gtd Sr Note	8.000	11/15/16	B-	1,000	272,500

Railroads 0.34%					2,843,951
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	BBB	2,000	1,918,358
Union Pacific Corp.,
Sr Note	5.750	11/15/17	BBB	1,000	925,593

Specialty Chemicals 0.67%					5,587,005
Ecolab, Inc.,
Sr Note	4.875	02/15/15	A	5,000	4,797,005
Momentive Performance,
Gtd Sr Note	9.750	12/01/14	B	1,000	790,000

Steel 0.23%					1,959,226
Nucor Corp.,
Sr Note	5.000	06/01/13	A+	2,000	1,959,226

Asset Backed Securities 0.08%					$625,000
(Cost $999,993)
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04/25/37	BB	1,000	625,000
	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligation 0.39%					$3,268,741
(Cost $3,140,390)
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-17 Class 1X3 IO	2.888	06/25/35	AAA	62,553	1,251,061

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	0.151	08/19/45	AAA	13,059	379,517
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser Ser 2005-Q02 Class X IO	1.190	09/25/45	AAA	20,341	496,324
Wells Fargo Mortgage-Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2006-AR12-1 Class A1 (P)	6.030	09/25/36	Aaa	1,397	1,141,839

Issuer				Shares	Value
Common stocks 58.77%					$492,428,991
(Cost $574,399,751)

Agricultural Products 4.02%					33,687,233
Archer-Daniels-Midland Co.				871,704	19,099,034
Bunge, Ltd. (L)				230,899	14,588,199

Airlines 0.39%					3,289,060
Northwest Airlines Corp. (I)				364,237	3,289,060

Aluminum 0.13%					1,103,476
Norsk Hydro ASA				167,447	1,103,476

Asset Management & Custody Banks 2.05%					17,182,448
BlackRock, Inc.				45,772	8,902,654
State Street Corp.				145,566	8,279,794

Biotechnology 2.04%					17,110,399
Amgen, Inc. (I)				96,614	5,726,312
Biogen Idec, Inc. (I)				26,994	1,357,528
Cephalon, Inc. (I)				66,542	5,156,340
Genzyme Corp. (I)				44,304	3,583,750
OSI Pharmaceuticals, Inc. (I)				26,100	1,286,469

Broadcasting & Cable TV 0.18%					1,512,970
Liberty Global, Inc. (Class A) (I)				49,933	1,512,970

Casinos & Gaming 0.12%					1,034,551
Melco Crown Entertainment, Ltd., ADR (I)				259,286	1,034,551

Coal & Consumable Fuels 0.14%					1,146,132
Cameco Corp.				51,373	1,146,132

Communications Equipment 1.40%					11,691,898
3Com Corp. (I)				467,353	1,088,932
Corning, Inc.				677,939	10,602,966

Computer & Electronics Retail 1.23%					10,345,875
Best Buy Co., Inc.				275,890	10,345,875

Computer Storage & Peripherals 1.67%					13,969,125
Brocade Communications Systems, Inc. (I)				1,044,963	6,081,685
EMC Corp. (I)				659,485	7,887,440

Issuer				Shares	Value
Construction & Engineering 0.33%					2,750,509
KBR, Inc. (I)				180,125	2,750,509

Data Processing & Outsourced Services 1.63%					13,667,013
Fiserv, Inc. (I)				231,609	10,959,738
Wright Express Corp. (I)				90,696	2,707,275

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Diversified Commercial & Professional Services 0.02%		175,776
Agrenco, Ltd. (I)	1,286,470	175,776

Diversified Metals & Mining 2.22%		18,583,023
FNX Mining Co., Inc. (I)	11,775	124,582
Freeport-McMoRan Copper & Gold, Inc. (Class B)	276,461	15,716,808
Silver Standard Resources, Inc. (I)	165,858	2,741,633

Electric Utilities 1.31%		10,984,456
Exelon Corp.	20,050	1,255,531
FPL Group, Inc.	193,418	9,728,925

Gas Utilities 1.04%		8,728,960
Equitable Resources, Inc.	237,976	8,728,960

Gold 2.86%		24,000,106
Barrick Gold Corp.	564,317	20,733,006
Franco-Nevada Corp. (I)	173,417	3,267,100

Health Care Distributors 2.18%		18,227,976
McKesson Corp.	338,747	18,227,976

Health Care Services 1.38%		11,566,131
Kinetic Concepts, Inc. (I)	186,063	5,319,541
Laboratory Corp. of America Holdings (I)	89,879	6,246,590

Heavy Electrical Equipment 1.36%		11,433,293
ABB, Ltd., SADR	589,345	11,433,293

Independent Power Producers & Energy Traders 0.15%		1,287,940
NRG Energy, Inc. (I)	52,038	1,287,940

Industrial Gases 0.13%		1,111,000
Brazil Ethanol, Inc. (S)	111,100	1,111,000

Insurance Brokers 1.24%		10,376,074
Willis Group Holdings, Ltd.	321,639	10,376,074

Integrated Oil & Gas 4.29%		35,952,780
Sasol, Ltd., ADR	296,525	12,599,347
Suncor Energy, Inc.	554,187	23,353,433

Integrated Telecommunication Services 0.41%		3,401,190
Chunghwa Telecom Co. Ltd., ADR	143,692	3,401,190

Internet Software & Services 2.08%		17,451,801
eBay, Inc. (I)	699,476	15,654,273
The Knot, Inc. (I)	71,312	595,455
Yahoo!, Inc. (I)	69,484	1,202,073

Issuer	Shares	Value
Investment Banking & Brokerage 3.44%		28,859,364
Charles Schwab Corp.	913,051	23,739,326
Goldman Sachs Group, Inc.	20,317	2,600,576
Lazard, Ltd. (Class A)	58,921	2,519,462

Managed Health Care 0.65%		5,417,728
Aetna, Inc.	120,024	4,334,067
WellPoint, Inc. (I)	23,170	1,083,661

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Multi-Media 2.22%			18,586,742
News Corp. (Class B)		1,529,773	18,586,742

Oil & Gas Drilling 1.04%			8,718,770
Transocean, Inc. (I)		79,377	8,718,770

Oil & Gas Equipment & Services 0.74%			6,225,515
Dresser-Rand Group, Inc. (I)		98,462	3,098,599
Tenaris SA, ADR		83,854	3,126,916

Oil & Gas Exploration & Production 2.68%			22,449,708
Canadian Natural Resources, Ltd.		73,007	4,998,059
Denbury Resources, Inc. (I)		349,341	6,651,453
Southwestern Energy Co. (I)		353,641	10,800,196

Oil & Gas Storage & Transportation 0.94%			7,910,829
Southern Union Co.		383,091	7,910,829

Paper Packaging 0.02%			140,400
Boise, Inc.		90,000	140,400

Pharmaceuticals 0.96%			7,967,762
Bayer AG		44,045	3,233,195
Endo Pharmaceuticals Holdings, Inc. (I)		113,539	2,270,780
Novartis AG, ADR		35,870	1,895,371
Shire PLC, ADR		11,904	568,416

Property & Casualty Insurance 2.89%			24,189,410
ACE, Ltd.		222,085	12,021,461
Berkshire Hathaway, Inc. (Class B) (I)		2,224	9,774,480
Progressive Corp.		59,723	1,039,180
White Mountains Insurance Group, Ltd.		2,883	1,354,289

Semiconductor Equipment 0.94%			7,893,188
MEMC Electronic Materials, Inc. (I)		279,306	7,893,188

Soft Drinks 0.89%			7,478,838
Pepsi Bottling Group, Inc.		256,388	7,478,838

Specialized Finance 2.55%			21,352,125
BM&F BOVESPA SA		1,469,238	6,562,889
CME Group, Inc.		5,119	1,901,760
Interactive Brokers Group, Inc. (Class A) (I)		42,815	949,209
Nasdaq OMX Group, Inc. (I)		9,856	301,298
NYSE Euronext		297,013	11,636,969

Systems Software 2.66%			22,243,900
Microsoft Corp.		833,417	22,243,900

Transportation 0.15%			1,223,517
Diana Shipping, Inc.		62,139	1,223,517

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred Stocks 0.37%			$3,082,500
(Cost $3,000,000)

Oil & Gas Exploration & Production 0.37%			3,082,500
Lasmo America, Ltd. , 8.15%	A	30,000	3,082,500

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 26.50%					$222,063,468
(Cost $222,525,359)

U.S. Government 15.67%					131,349,658
United States Treasury,
Bond	6.000%	02/15/26	AAA	4,500	5,339,529
Bond	5.375	02/15/31	AAA	675	767,021
Inflation Indexed Note TIPS (D)	3.375	01/15/12	AAA	6,193	6,495,234
Inflation Indexed Note TIPS (D)	2.500	07/15/16	AAA	2,178	2,229,218
Note (L)	4.875	04/30/11	AAA	9,000	9,631,404
Note (L)	4.250	10/15/10	AAA	31,000	32,436,168
Note (L)	4.250	11/15/13	AAA	36,000	38,278,116
Note (L)	4.000	08/31/09	AAA	3,000	3,056,484
Note (L)	4.000	03/15/10	AAA	2,000	2,061,876
Note (L)	3.375	11/30/12	AAA	6,000	6,144,372
Note	2.625	07/15/17	AAA	7,958	8,195,988
Note	1.875	07/15/13	AAA	16,764	16,714,248

U.S. Government Agency 10.83%					90,713,810
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01/01/23	AAA	4,541	4,420,252
30 Yr Pass Thru Ctf	5.500	05/01/38	AAA	4,170	4,148,736
30 Yr Pass Thru Ctf	5.500	05/01/38	AAA	830	825,675
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	07/01/11	AAA	28	28,360
15 Yr Pass Thru Ctf	6.500	08/01/16	AAA	22	22,355
15 Yr Pass Thru Ctf	5.500	08/01/22	AAA	4,880	4,922,102
15 Yr Pass Thru Ctf	5.500	01/01/23	AAA	4,907	4,949,020
15 Yr Pass Thru Ctf	5.000	03/01/23	AAA	2,802	2,784,096
15 Yr Pass Thru Ctf	4.500	12/01/17	AAA	427	421,826
15 Yr Pass Thru Ctf	4.500	03/01/23	AAA	4,816	4,694,128
30 Yr Pass Thru Ctf	8.000	01/01/31	AAA	10	10,424
30 Yr Pass Thru Ctf	7.500	04/01/31	AAA	10	10,945
30 Yr Pass Thru Ctf	7.000	06/01/31	AAA	13	13,737
30 Yr Pass Thru Ctf	7.000	06/01/32	AAA	5	4,849
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	2,892	2,883,821
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	4,674	4,660,320
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	942	938,836
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	2,702	2,694,664
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	5,000	4,985,755
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	5,000	4,871,679
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	1,957	1,906,561
Note	6.000	05/15/11	AAA	1,500	1,598,464
Note	5.125	04/15/11	AAA	1,000	1,042,625
Note	5.000	01/01/23	AAA	2,656	2,638,681
Note	5.000	03/01/23	AAA	4,844	4,813,083
Financing Corp.,
Bond	9.650	11/02/18	Aaa	1,790	2,459,712
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	08/15/23	AAA	8,895	9,001,695
30 Yr Pass Thru Ctf	9.000	04/15/21	AAA	3	3,063
30 Yr Pass Thru Ctf	6.500	04/15/29	AAA	152	159,057
30 Yr Pass Thru Ctf	6.000	10/15/36	AAA	4,882	4,959,029
30 Yr Pass Thru Ctf	5.500	07/20/38	AAA	2,992	2,989,393
30 Yr Pass Thru Ctf	5.500	09/15/38	AAA	10,000	10,015,234

John Hancock Balanced Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05/01/20	AAA	791	835,633
Issuer				Shares	Value
Warrants 0.00%					$7,082
(Cost $156,678)

Paper Packaging 0.00%					7,082
Boise, Inc. (I)				70,816	7,082
				Par value
Issuer, description, maturity date				(000)	Value
Short-term investments 11.72%					$98,166,660
(Cost $98,166,660)

Joint Repurchase Agreement 1.09%					9,086,000
Joint Repurchase Agreement with Barclays PLC dated 09-30-08 at
0.01% to be repurchased at $9,086,025 on 10/01/08, collateralized by $5,490,097 U.S. Treasury Inflation Index Bond, 3.875%, due
04/15/29 (valued at $9,267,720, including interest).				$9,086	9,086,000

Issuer	Interest Rate	Shares	Value
Cash Equivalents 10.63%			89,080,660
John Hancock Cash Investment Trust (T)(W)	2.6543% (Y)	89,080,660	89,080,660
Total Investments (Cost $1,014,444,363)† 110.12%			$922,593,577
Other assets and liabilities, net (10.12%)			($84,750,785)
Total net assets 100.00%			$837,842,792

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

SADR Sponsored American Depository Receipt

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,986,127 or 0.71% of the net assets of the Fund as of September 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,015,428,435. Net unrealized depreciation aggregated $92,834,858, of which $19,380,168 related to appreciated investment securities and $112,215,026 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$570,609,647	-
Level 2 – Other Significant Observable Inputs	348,121,027	-
Level 3 – Significant Unobservable Inputs	3,862,903	-
Total	$922,593,577	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of December 31, 2007	$4,427,667	-
Accrued discounts/premiums	(124,934)	-
Realized gain (loss)	(1,947,096)	-
Change in unrealized appreciation	61,115	-
(depreciation)
Net purchases (sales)	(258,987)	-
Amort Sold	(1,150,138)	-
Purchases & Issuances & Settlements	3,766,508	-
Transfers in and/or out of Level 3	(911,232)	-
Balance as of September 30, 2008	$3,862,903	-

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 0.01%					$140,000
(Cost $729,165)

Airlines 0.01%					140,000
Northwest Airlines, Inc.,
Conv Sr Note (G)	7.625%	11/15/23	D	3,000	15,000
Gtd Conv Sr Note (G)	Zero	05/15/23	D	25,000	125,000

Collateralized Mortgage Obligations 0.48%					$12,117,652
(Cost $10,775,551)
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	71,822	3,995,111
Harborview Mortgage Loan Trust,
Ser 2005-10-X IO	2.585	11/19/35	AAA	159,745	3,344,651
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser Ser 2005-Q02 Class X IO	1.192	09/25/45	AAA	195,815	4,777,890

Issuer				Shares	Value
Common stocks 97.14%				$2,422,557,785
(Cost $2,965,400,039)

Agricultural Products 6.85%					170,892,126
Archer-Daniels-Midland Co.				4,408,376	96,587,518
Bunge, Ltd. (L)				1,176,078	74,304,608

Airlines 0.84%					20,823,135
Northwest Airlines Corp. (I)				2,305,995	20,823,135

Aluminum 0.22%					5,532,358
Norsk Hydro ASA				839,508	5,532,358

Asset Management & Custody Banks 3.46%					86,235,322
BlackRock, Inc.				228,083	44,362,143
State Street Corp.				736,167	41,873,179

Biotechnology 2.93%					73,151,525
Biogen Idec, Inc. (I)				147,188	7,402,084
Cephalon, Inc. (I)				403,392	31,258,846
Genzyme Corp. (I)				221,258	17,897,560
OSI Pharmaceuticals, Inc. (I)(L)				336,641	16,593,035

Casinos & Gaming 0.21%					5,189,542
Melco Crown Entertainment, Ltd., ADR (I)(L)				1,300,637	5,189,542

Coal & Consumable Fuels 0.23%					5,808,944
Cameco Corp.				260,374	5,808,944

Communications Equipment 2.48%					61,904,208
Corning, Inc.				3,951,643	61,803,697
Nortel Networks Corp. (I)				44,871	100,511

Computer & Electronics Retail 2.10%					52,488,262
Best Buy Co., Inc.				1,399,687	52,488,262

Computer Storage & Peripherals 3.12%					77,861,363
Brocade Communications Systems, Inc. (I)				5,311,291	30,911,713

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value
Computer Storage & Peripherals (continued)
EMC Corp. (I)	3,925,556	$46,949,650

Construction & Engineering 0.48%		11,947,385
KBR, Inc. (I)	782,409	11,947,385

Data Processing & Outsourced Services 2.76%		68,741,414
Fiserv, Inc. (I)	1,134,440	53,681,701
Wright Express Corp. (I)	504,513	15,059,713

Diversified Metals & Mining 4.11%		102,556,027
Avalon Ventures, Ltd. (I)	665,280	593,860
Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,320,311	75,059,681
Nothern Dynasty Minerals, Ltd. (I)(L)	342,133	1,471,172
Silver Standard Resources, Inc. (I)(L)	1,531,153	25,309,959
Titanium Resources, Inc. (I)	948,050	121,355

Electric Utilities 2.18%		54,477,402
Exelon Corp.	96,704	6,055,604
FPL Group, Inc.	962,660	48,421,798

Gas Utilities 1.72%		42,857,756
Equitable Resources, Inc.	1,168,423	42,857,756

Gold 5.09%		126,947,913
Barrick Gold Corp.	3,058,271	112,360,877
Franco-Nevada Corp.	774,277	14,587,036

Health Care Distributors 3.70%		92,266,554
McKesson Corp.	1,714,673	92,266,554

Health Care Equipment 0.09%		2,287,116
NMT Medical, Inc. (I)	733,050	2,287,116

Health Care Services 2.27%		56,600,124
Kinetic Concepts, Inc. (I)	925,729	26,466,592
Laboratory Corp. of America Holdings (I)	433,576	30,133,532

Heavy Electrical Equipment 2.19%		54,635,657
ABB, Ltd., SADR	2,816,271	54,635,657

Independent Power Producers & Energy Traders 0.25%		6,214,180
NRG Energy, Inc. (I)	251,078	6,214,180

Industrial Gases 0.20%		5,000,000
Brazil Ethanol, Inc. (I)(S)	500,000	5,000,000

Integrated Oil & Gas 7.32%		182,545,315
Sasol, Ltd., ADR	1,508,665	64,103,176
Suncor Energy, Inc.	2,810,682	118,442,139

Internet Software & Services 3.43%		85,532,004
eBay, Inc. (I)	3,524,686	78,882,472
Yahoo!, Inc. (I)	384,366	6,649,532

Investment Banking & Brokerage 6.07%		151,259,013
Charles Schwab Corp.	4,660,407	121,170,582
Goldman Sachs Group, Inc.	98,006	12,544,768
Interactive Brokers Group, Inc. (Class A) (I)	216,593	4,801,867

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value
Investment Banking & Brokerage (continued)
Lazard, Ltd. (Class A)	297,984	$12,741,796

Managed Health Care 1.29%		32,143,093
Aetna, Inc.	686,037	24,772,796
WellPoint, Inc.	157,586	7,370,297

Multi-Media 3.92%		97,674,324
News Corp. (Class B)	8,039,039	97,674,324

Oil & Gas Drilling 1.75%		43,696,549
Transocean, Inc. (I)	397,820	43,696,549

Oil & Gas Exploration & Production 7.06%		175,934,031
Canadian Natural Resources, Ltd.	781,278	53,486,292
Denbury Resources, Inc. (I)	2,125,803	40,475,289
Petrolifera Petroleum, Ltd. (I)	40,817	129,249
Southwestern Energy Co. (I)	2,591,449	79,142,852
Warren Resources, Inc. (I)	270,576	2,700,349

Oil & Gas Storage & Transportation 1.62%		40,338,681
Southern Union Co.	1,953,447	40,338,681

Pharmaceuticals 1.55%		38,726,283
American Oriental Bioengineering, Inc. (I)	1,179,410	7,654,371
Bayer AG	262,283	19,253,312
Endo Pharmaceuticals Holdings, Inc. (I)	590,930	11,818,600

Property & Casualty Insurance 4.69%		116,895,703
ACE, Ltd.	1,075,800	58,233,054
Berkshire Hathaway, Inc. (Class B) (I)	12,152	53,408,040
Progressive Corp.	301,989	5,254,609

Semiconductor Equipment 1.38%		34,457,814
MEMC Electronic Materials, Inc. (I)	1,219,314	34,457,814

Soft Drinks 1.52%		37,819,255
Pepsi Bottling Group, Inc.	1,296,512	37,819,255

Specialized Finance 3.66%		91,288,911
BM&F BOVESPA SA	7,526,460	33,619,688
NYSE Euronext	1,432,780	56,136,321
The Nasdaq OMX Group, Inc. (I)	50,144	1,532,902

Systems Software 4.40%		109,828,499
Microsoft Corp.	4,114,968	109,828,499

Warrants 0.00%		$15
(Cost $0)

Diversified Metals & Mining 0.00%		15
Avalon Ventures, Ltd.(Canada) (B)(I)	332,640	15

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Par value
Issuer, description, maturity date	Rate	(000)	Value
Short-term investments 4.24%			$105,738,515
(Cost $105,738,515)

Joint Repurchase Agreement 2.22%			55,314,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $55,314,154 on 10-1-08, collateralized by $33,422,760 U.S. Treasury Inflation Indexed Bond 3.875% on 4-
15-29 (valued at $56,420,280 including interest).		$55,314	55,314,000

Cash Equivalents 2.02%			50,424,515
John Hancock Cash Investment Trust (T)(W)	2.6453%(Y)	$50,425	50,424,515

Total investments (Cost $3,082,643,270)† 101.87%		$2,540,553,970
Other assets and liabilities, net (1.87%)			($46,730,326)
Total net assets 100.00%		$2,493,823,641

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

SADR Sponsored American Depositary Receipt

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,000,000 or 0.20% of the net assets of the Fund as of September 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on September 30, 2008

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $3,082,643,270. Net unrealized depreciation aggregated $542,089,300, of which $85,866,138 related to appreciated investment securities and $627,955,438 related to depreciated investment securities.

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Open forward foreign currency contracts as of September 30, 2008, were as follows:

			Unrealized
	Principal Amount		Appreciation
Currency	Covered by Contract	Settlement Date	(Depreciation)
Buys
Canadian Dollar	$79,218,750	Jan 2009	($298,828)

Sells
Canadian Dollar	136,311,711	Jan 2009	($977,289)
Canadian Dollar	26,386,250	Jan 2009	118,469
Canadian Dollar	52,037,000	Jan 2009	930,495
Euro	17,779,561	Jan 2009	429,738
			$501,413

Total			$202,585

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$2,414,394,084	-
Level 2 – Other Significant Observable Inputs	108,917,234	$202,585
Level 3 – Significant Unobservable Inputs	17,242,652	-
Total	$2,540,553,970	$202,585

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of December 31, 2007	$2,063,471	-
Accrued discounts/premiums	(510,809)	-
Realized gain (loss)	-	-
Change in unrealized appreciation	2,354,260	-
(depreciation)
Net purchases (sales)	14,491,701	-
Transfers in and/or out of Level 3	(1,155,971)	-
Balance as of June 30, 2008	$17,242,652	-

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized in the chart on the previous pages if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value
Common stocks 98.97%		$329,682,160
(Cost $489,847,547)

Airlines 0.44%		1,473,408
Pinnacle Airlines Corp. (I)	370,203	1,473,408

Apparel Retail 0.95%		3,151,612
Joe's Jeans, Inc. (I)	2,590,534	2,849,587
NexCen Brands, Inc. (I)	1,078,660	302,025

Application Software 0.16%		545,076
Sonic Solutions (I)	123,881	545,076

Broadcasting & Cable TV 6.99%		23,278,236
DG Fastchannel, Inc. (I)	818,384	17,938,977
EchoStar Corp. (Class A) (I)	221,546	5,339,259

Casinos & Gaming 1.97%		6,546,369
Melco Crown Entertainment, Ltd., ADR (I)	1,640,694	6,546,369

Communications Equipment 2.52%		8,394,125
MRV Communications, Inc. (I)	7,174,466	8,394,125

Computer Storage & Peripherals 3.29%		10,961,458
Brocade Communications Systems, Inc. (I)	1,883,412	10,961,458

Construction & Engineering 0.26%		849,912
Ameron International Corp.	11,862	849,912

Data Processing & Outsourced Services 7.85%		26,160,988
Wright Express Corp. (I)	876,415	26,160,988

Diversified Financial Services 1.51%		5,035,252
BGC Partners, Inc. (Class A)	829,256	3,557,508
Melco International Development Ltd. (I)	1,787,472	506,341
Pinetree Capital Ltd. (I)	975,297	971,403

Diversified Metals & Mining 4.73%		15,739,880
Anvil Mining Ltd. (I)	264,935	1,130,190
FNX Mining Co., Inc. (I)	935,826	9,901,246
Sherritt International Corp.	880,661	4,708,444

Footwear 1.69%		5,622,186
Prime Success International Group Ltd.	12,718,237	5,622,186

Health Care Equipment 1.16%		3,864,710
Kinetic Concepts, Inc. (I)	135,177	3,864,710

Highways & Railtracks 1.14%		3,811,577
Road King Infrastructure, Ltd.	6,553,504	3,811,577

Industrial Conglomerates 5.20%		17,331,516
Seaboard Corp.	13,788	17,331,516

Industrial Gases 0.39%		1,294,620
Brazil Ethanol, Inc. (I)(S)	129,462	1,294,620

Insurance Brokers 6.19%		20,631,871
eHealth, Inc. (I)	1,289,492	20,631,871

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value
Internet Software & Services 13.21%		$44,014,554
Drugstore.com, Inc. (I)	1,546,575	3,634,451
RADVision Ltd. (I)	282,738	1,699,255
RealNetworks, Inc. (I)	2,979,722	15,136,988
Shutterfly, Inc. (I)	464,670	4,465,479
The Knot, Inc. (I)(W)	2,284,836	19,078,381

Investment Banking & Brokerage 4.46%		14,850,231
TradeStation Group, Inc. (I)	1,588,260	14,850,231

Marine 1.23%		4,103,918
Oceanfreight, Inc.	304,671	4,103,918

Multi-Sector Holdings 2.30%		7,646,639
Pico Holdings, Inc. (I)	212,939	7,646,639

Oil & Gas Exploration & Production 9.86%		32,833,960
Atwood Oceanics, Inc. (I)	972	35,381
TXCO Resources, Inc. (I)	1,559,509	15,657,470
Warren Resources, Inc. (I)	1,717,546	17,141,109

Oil & Gas Storage & Transportation 2.66%		8,873,739
Southern Union Co.	429,721	8,873,739

Packaged Foods & Meats 1.86%		6,186,529
Diamond Foods, Inc.	220,711	6,186,529

Paper Packaging 0.10%		330,124
Boise, Inc. (I)	211,618	330,124

Pharmaceuticals 3.40%		11,337,793
American Oriental Bioengineering, Inc. (I)(L)	1,481,479	9,614,799
Anesiva, Inc. (I)	343,973	515,960
Novabay Pharmaceuticals, Inc. (I)	710,020	1,207,034

Precious Metals & Minerals 4.94%		16,463,358
Gammon Gold, Inc. (I)	1,405,146	10,398,081
Minefinders Corp. Ltd. (I)(L)	803,348	6,065,277

Restaurants 1.56%		5,198,256
Carrols Restaurant Group, Inc. (I)(W)	1,732,752	5,198,256

Semiconductors 0.83%		2,759,571
Kopin Corp. (I)	884,478	2,759,571

Specialty Chemicals 0.56%		1,854,813
Omnova Solutions, Inc. (I)	932,067	1,854,813

Technology Distributors 2.03%		6,771,476
Descartes Systems Group, Inc. (I)	1,838,404	6,771,476

Thrifts & Mortgage Finance 0.88%		2,938,400
Northeast Community Bancorp, Inc.	367,300	2,938,400

Transportation 2.54%		8,461,305
Diana Shipping, Inc.	429,726	8,461,305

Wireless Telecommunication Services 0.11%		364,698
TerreStar Corp. (I)	364,698	364,698

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer		Shares	Value
Warrants 0.10%			$334,337
(Cost $1,932,696)

Industrial Conglomerates 0.06%			207,598
Shermen WSC Acquisition Corp. (I)		2,594,975	207,598

Paper Packaging 0.01%			42,848
Boise, Inc. (I)		428,481	42,848

Specialized Finance 0.03%			83,891
Global Brands Acquisition Corp. (I)		419,454	83,891

	Interest
Issuer, description	rate	Shares	Value
Short-term investments 3.03%			$10,085,293
(Cost $10,085,293)

Cash Equivalents 3.03%			10,085,293
John Hancock Cash Investment Trust (T)(W)	2.6453%(Y)	10,085,293	10,085,293
Total investments (Cost $501,865,536)† 102.10%			$340,101,790
Other assets and liabilities, net (2.10%)			($7,000,930)
Total net assets 100.00%			$333,100,860

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,294,620 or 0.39% of the net assets of the Fund as of September 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on September 30, 2008

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $503,636,530. Net unrealized depreciation aggregated $163,534,740, of which $5,521,233 related to appreciated investment securities and $169,055,973 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$328,867,068	-
Level 2 – Other Significant Observable Inputs	9,940,102	-
Level 3 – Significant Unobservable Inputs	1,294,620	-
Total	340,101,790	-

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2007	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation	$122,989	-
(depreciation)
Net purchases (sales)	1,171,631	-
Transfers in and/or out of Level 3	-	-
Balance as of September 30, 2008	$1,294,620	-

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Global Opportunities
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 94.53%		$87,464,067
(Cost $119,664,249)

Bermuda 3.38%		3,126,968
Bunge, Ltd. (Agricultural Products)	27,832	1,758,426
GP Investments, Ltd. (Investment Banking & Brokerage)	230,460	1,368,542

Brazil 16.35%		15,126,873
Agrenco, Ltd. (Diversified Commercial & Professional Services) (I)	3,454,098	471,947
BM&F BOVESPA SA (Specialized Finance)	919,956	4,109,320
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) SA, ADR
(Water Utilities)	155,289	4,402,443
LLX Logistica SA (Trucking)	1,005,155	950,801
Minerva SA (Packaged Foods & Meats)	576,706	1,115,286
Ogx Petroleo E Gas Partic (Gas Utilities)	10,043	2,042,483
Sadia SA, ADR (Packaged Foods & Meats)	217,139	2,034,593

Canada 20.05%		18,551,916
FNX Mining Co., Inc. (Diversified Metals & Mining)	191,717	2,028,408
Franco-Nevada Corp. (Gold)	253,413	4,774,189
Gold Wheaton Gold Corp. (Diversified Metals & Mining) (I)	1,980,612	1,193,689
Silver Standard Resources, Inc. (Diversified Metals & Mining) (I)	157,007	2,595,326
Silver Wheaton Corp. (Precious Metals & Minerals) (I)	413,928	3,373,513
Suncor Energy, Inc. (Integrated Oil & Gas)	108,846	4,586,791

Hong Kong 6.69%		6,188,270
Melco Crown Entertainment, Ltd., ADR (Casinos & Gaming)	489,293	1,952,279
Natural Beauty Bio-Technology, Ltd. (Biotechnology)	11,598,849	2,514,538
Road King Infrastructure, Ltd. (Highways & Railtracks)	2,959,812	1,721,453

Indonesia 0.08%		79,539
Multi Indocitra Tbk, PT (Distributors)	1,829,413	79,539

Israel 1.08%		999,468
Delek Group, Ltd. (Gas Utilities)	12,094	999,468

Japan 3.85%		3,563,917
Nikko ETF Index Fund 225 (Investment Companies)	24,908	2,704,973
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	137	858,944

South Africa 2.48%		2,292,293
Sasol, Ltd., ADR (Integrated Oil & Gas)	53,949	2,292,293

United Kingdom 1.85%		1,710,003
Acergy SA (Oil & Gas Equipment & Services) (I)	169,156	1,710,003

United States 38.72%		35,824,820
ACE, Ltd. (Property & Casualty Insurance)	21,889	1,184,852
American Oriental Bioengineering, Inc. (Pharmaceuticals) (I)	779,657	5,059,979
Apex Silver Mines, Ltd. (Precious Metals & Minerals) (I)	277,935	478,048
Archer-Daniels-Midland Co. (Agricultural Products)	138,552	3,035,674
Berkshire Hathaway, Inc. (Class B) (Property & Casualty Insurance) (I)	782	3,436,890
Brazil Ethanol, Inc. (Industrial Gases) (I)(S)	289,727	2,897,270
Denbury Resources, Inc. (Oil & Gas Exploration & Production) (I)	91,395	1,740,161
Equitable Resources, Inc. (Gas Utilities)	37,299	1,368,127
iShares MSCI Taiwan Index (Investment Companies)	76,128	819,899
Microsoft Corp. (Systems Software)	58,312	1,556,347
Pico Holdings, Inc. (Multi-Sector Holdings) (I)	26,179	940,088

John Hancock Global Opportunities
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

United States (continued)
Range Resources Corp. (Oil & Gas Exploration & Production)	21,623	$926,978
Sirius XM Radio, Inc. (Cable & Satellite) (I)	2,879,899	1,641,543
Southwestern Energy Co. (Oil & Gas Exploration & Production) (I)	105,558	3,223,741
SPDR Russell/Nomura Small Cap Japan ETF (Investment Companies)	64,500	2,345,220
State Street Corp. (Asset Management & Custody Banks)	56,181	3,195,575
Wright Express Corp. (Data Processing & Outsourced Services) (I)	66,145	1,974,428

Warrants 0.12%		$115,361
(Cost $0)

Canada 0.12%		115,361
Gold Wheaton Gold Corp. (Diversified Metals & Mining) (I)	915,538	115,361

Call Options 0.23%		$216,000
(Cost $662,500)

United States 0.23%		216,000
Euribor Curve 1/21/10 Call (I)	50,000,000	59,000
Euribor Curve 2/03/10 Call (I)	50,000,000	61,000
Euribor Curve 2/09/10 Call (I)	50,000,000	43,000
Euribor Curve 3/12/10 Call (I)	50,000,000	53,000

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 4.72%		$4,363,000
(Cost $4,363,000)

Joint Repurchase Agreement 4.72%		4,363,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $4,363,012 on 10-1-08, collateralized by $2,636,286 U.S. Treasury Inflation Indexed Bond 3.875% on 4-
15-29 (valued at $4,450,260 including interest).	$4,363	4,363,000

Total investments (Cost $124,689,749)† 99.60%		$92,158,428

Other assets and liabilities, net 0.40%		$368,231

Total net assets 100.00%		$92,526,659

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,897,270 or 3.13% of the net assets of the Fund as of September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $124,689,749. Net unrealized depreciation aggregated $32,531,321, of which $2,180,521 related to appreciated investment securities and $34,711,842 related to depreciated investment securities.

John Hancock Global Opportunities
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Open forward foreign currency contracts as of September 30, 2008, were as follows:

			Unrealized
	Principal Amount		Appreciation
Currency	Covered by Contract	Settlement Date	(Depreciation)
Sells
Canadian Dollar	15,780,000	Jan 2009	($36,318)
Canadian Dollar	5,510,674	Jan 2009	(39,509)
Swiss Franc	1,580,000	Jan 2009	30,496
Euro	3,018,096	Jan 2009	72,948
Norwegian Krone	31,000,000	Jan 2009	430,774
			$458,391

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$68,386,552	-
Level 2 – Other Significant Observable Inputs	20,759,244	$458,391
Level 3 – Significant Unobservable Inputs	3,012,632	-
Total	$92,158,428	$458,391

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of December 31, 2007	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation	$180,097	-
(depreciation)
Net purchases (sales)	2,832,535	-
Transfers in and/or out of Level 3	-	-
Balance as of September 30, 2008	$3,012,632	-

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the previous page if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q3 9/08
11/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008